Financial instruments - Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	$ 19,350	$ 18,167
FVTPL
Financial instruments
FVTPL	111,554	54,333
Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	92,827	52,267
Cash and cash equivalents | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Cash and cash equivalents | FVTPL
Financial instruments
FVTPL	0	0
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	71,284	36,245
Amounts receivable (excluding sales taxes and prepaid expenses)
Financial instruments
Financial assets at amortized cost	21,500	16,000
Amounts receivable (excluding sales taxes and prepaid expenses) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Amounts receivable (excluding sales taxes and prepaid expenses) | FVTPL
Financial instruments
FVTPL	0	0
Amounts receivable (excluding sales taxes and prepaid expenses) | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	21,543	16,022
Prepaid gold interests | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Prepaid gold interests | FVTPL
Financial instruments
FVTPL	91,015	49,539
Prepaid gold interests | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Investments | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Investments | FVTPL
Financial instruments
FVTPL	17,421	3,010
Investments | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Loans receivable
Financial instruments
Financial assets at amortized cost	0
Loans receivable | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Loans receivable | FVTPL
Financial instruments
FVTPL	3,118	1,784
Loans receivable | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Amounts payable and other liabilities | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	19,350	18,167
Amounts payable and other liabilities | FVTPL
Financial instruments
FVTPL	0	0
Amounts payable and other liabilities | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	$ 0	$ 0